INCOME TAXES	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The components of income tax expense are as follows:

	Six Months Ended June 30,
	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $)	2023	Phased period from January 27, 2022 to June 30, 2022(1)	Phased period from January 1, 2022 to June 30, 2022(1)
Current tax expense	134	—	366
Deferred tax expense	—	—	19
Total income tax expense	134	—	385

Jurisdictions open to examination

The earliest tax year that remains subject to examination by the major taxable jurisdictions in which we operate is 2017 (Norway).